UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	12-31-2008

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Rd #250
		Greenbrae, CA  94904

Form 13F File Number:	28-6786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Operations
Phone:	415-464-4640

Signature, Place and Date of Signing:

	Marcia Nakamura			Greenbrae, CA			02-20-2009
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		217356


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	[Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9011 188913.96SH       SOLE                177863.96          11050.00
ALEXANDER & BALDWIN INC        COM              014482103     4651 244405.00SH       SOLE                223305.00          21100.00
ALLIANCE BERNSTEIN HOLDING LP  COM              01881g106     4206 285750.00SH       SOLE                285750.00
AMB PROPERTY CORP              COM              00163T109     3064 212750.00SH       SOLE                195250.00          17500.00
AMERICAN TOWER CORP            COM              029912201     7709 253322.00SH       SOLE                240435.00          12887.00
APACHE CORP                    COM              037411105      203  3172.00 SH       SOLE                  3172.00
APPLE COMPUTER INC             COM              037833100      515  4900.00 SH       SOLE                  4900.00
BANK OF HAWAII                 COM              062540109      531 16092.00 SH       SOLE                 16092.00
BERKSHIRE HATHAWAY CL B        COM              084670207     8945  3172.00 SH       SOLE                  2988.00            184.00
BP PLC SPONSORED ADR           COM              055622104      641 15997.00 SH       SOLE                 15997.00
CATERPILLAR                    COM              149123101      303 10833.00 SH       SOLE                 10833.00
CEDAR FAIR LP DEP UNIT         COM              150185106     4976 535607.00SH       SOLE                531607.00           4000.00
CHEVRON CORP                   COM              166764100    10191 151564.00SH       SOLE                143064.00           8500.00
CISCO SYSTEMS INC              COM              17275R102      182 10865.00 SH       SOLE                 10865.00
CROWN CASTLE INTL CORP         COM              228227104     4233 207400.00SH       SOLE                197500.00           9900.00
DANAOS CORP                    COM              Y1968P105     1688 505450.00SH       SOLE                496350.00           9100.00
DISCOVERY COMMUNICATIONS INC ( COM              25470f302     4581 312710.00SH       SOLE                312460.00            250.00
DISCOVERY HOLDING COMPANY      COM              25470F104     4787 298785.00SH       SOLE                275035.00          23750.00
ELECTR FOR IMAGING INC         COM              286082102     4359 444800.00SH       SOLE                403800.00          41000.00
EXXON MOBIL CORP               COM              30231G102    12936 189959.00SH       SOLE                181159.00           8800.00
GENERAL ELEC CO                COM              369604103     5968 590330.00SH       SOLE                558830.00          31500.00
HEWLETT PACKARD CO             COM              428236103      486 15159.00 SH       SOLE                 15159.00
HOME DEPOT INC                 COM              437076102     1623 68890.25 SH       SOLE                 65690.25           3200.00
INTEL CORP                     COM              458140100     6653 442667.00SH       SOLE                415067.00          27600.00
JOHNSON & JOHNSON              COM              478160104    12109 230203.03SH       SOLE                219853.03          10350.00
LAMAR ADVERTISING CO-CL A      COM              512815101     5034 516300.00SH       SOLE                499100.00          17200.00
LIBERTY GLOBAL INC             COM              530555101     2363 162288.00SH       SOLE                151246.00          11042.00
LIBERTY GLOBAL SERIES C        COM              530555309     8275 585616.00SH       SOLE                561886.00          23730.00
LIBERTY MEDIA CORP-ENTERTAINME COM              53071M500    10249 513719.00SH       SOLE                508119.00           5600.00
LIBERTY MEDIA INTERACTIVE SERI COM              53071m104     5198 1792486.00SH      SOLE               1702083.00          90403.00
LOWES COS INC                  COM              548661107     4809 263500.00SH       SOLE                240100.00          23400.00
MAC-GRAY CORP CMN              COM              554153106     4474 844146.00SH       SOLE                844146.00
MAGELLAN MIDSTREAM HLDGS       COM              55907R108     3118 178150.00SH       SOLE                178150.00
MAGELLAN MIDSTREAM PARTNERS    COM              559080106     8981 305800.00SH       SOLE                305800.00
MERCK & CO INC                 COM              589331107      740 27682.00 SH       SOLE                 27682.00
MICROSOFT CORP                 COM              594918104     8180 445310.00SH       SOLE                418610.00          26700.00
NESTLE S A ADRS                COM              641069406      263  7759.00 SH       SOLE                  7759.00
PEPSICO INC                    COM              713448108      229  4440.00 SH       SOLE                  4440.00
PROCTER & GAMBLE               COM              742718109     1711 36325.00 SH       SOLE                 36325.00
RAYONIER INC                   COM              754907103     5561 184003.00SH       SOLE                170816.00          13187.00
REDWOOD TRUST INC              COM              758075402     4135 269355.00SH       SOLE                241555.00          27800.00
SEASPAN CORP                   COM              Y75638109     9435 1147841.00SH      SOLE               1094641.00          53200.00
SYSCO CORP                     COM              871829107     9414 412887.00SH       SOLE                388287.00          24600.00
TRAILER BRIDGE INC CMN         COM              892782103     1078 434785.00SH       SOLE                434785.00
WAL-MART STORES INC            COM              931142103     9064 173978.00SH       SOLE                168378.00           5600.00
WELLS FARGO & CO NEW           COM              949746101      495 34767.00 SH       SOLE                 34767.00